Other prepaid expenses and current assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Advances to suppliers	$ 638,782	$ 1,885,213
Value-added tax recoverable	738,221	1,231,788
Prepaid income tax	7,449	78,185
Other prepaid expenses	1,283,478	1,818,459
Prepaid Expense and Other Assets, Current	2,667,930	6,314,872
Receivable from sales of property [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid Expense and Other Assets, Current	$ 0	$ 1,301,227